Product Warranties (Tables)	12 Months Ended
Mar. 31, 2022
Guarantees [Abstract]
Summary of Changes in Product Warranty Provision
The following are the changes in the product warranty provision:

	31 March
(Millions of US dollars)	2022	2021	2020
Balance at beginning of period	$39.6	$42.4	$46.6
Increase in accrual	1.9	2.4	0.8
Settlements made in cash or in kind	(3.8)	(5.2)	(5.0)
Balance at end of period	$37.7	$39.6	$42.4